WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Warrants and Rights Note Disclosure [Abstract]
Schedule Of Share Based Compensation Stock Purchase Warrants Activity [Table Text Block]
The following is a continuity schedule of the Company’s common share purchase warrants:

	Number of Warrants	Weighted-Average Exercise Price ($)
Outstanding and exercisable, March 31, 2015	10,823,450	1.35
Issued	7,225,625	1.35
Exercised	(148,787)	(0.80)
Outstanding and exercisable, March 31, 2016	17,900,288	1.35
Exercised	(262,045)	(0.80)
Outstanding and exercisable, March 31, 2017	17,638,243	1.35
Exercised	(5,000,172)	0.25
Issued in connection with anti-dilution provision connected to warrant transaction	83,752	0.749
Issued in connection with anti-dilution provision connected to warrant transaction	941,191	1.2933
Issued in connection to the warrant transaction to the broker	400,014	0.25
Issued in connection with the conversion of loans and interest into common shares	16,006,322	0.0625
Issued in connection with the conversion of loans and interest into common shares	2,348,587	0.60
Issued in connection with anti-dilution provision connected to warrant transaction	20,458,058	0.4868
Issued in connection with anti-dilution provision connected to warrant transaction	2,019,583	0.2952
Outstanding at June 30, 2018 and March 31, 2018	54,895,578	0.3546

The following is a continuity schedule of the Company’s common share purchase warrants:

	Number of Warrants	Weighted-Average Exercise Price ($)
Outstanding and exercisable, March 31, 2015	10,823,450	1.35
Issued	7,225,625	1.35
Exercised	(148,787)	(0.80)
Outstanding and exercisable, March 31, 2016	17,900,288	1.35
Exercised	(262,045)	(0.80)
Outstanding and exercisable, March 31, 2017	17,638,243	1.35
Exercised	(5,000,172)	0.25
Issued in connection with anti-dilution provision connected warrant transaction	83,752	0.749
Issued in connection with anti-dilution provision connected warrant transaction	941,191	1.2933
Issued in connection to the warrant transaction to the broker	400,014	0.25
Issued in connection with conversion of loans and interest into common shares	16,006,322	0.0625
Issued in connection with conversion of loans and interest into common shares	2,348,587	0.60
Issued in connection with anti-dilution provision connected with issuance of common shares	20,458,058	0.4868
Issued in connection with anti-dilution provision connected with issuance of common shares	2,019,583	0.2952
Outstanding and exercisable, March 31, 2018	54,895,578	$0.3546

Schedule of Common Share Purchase Warrants Outstanding [Table Text Block]
The following is a summary of common share purchase warrants as of June 30, 2018:

Exercise Price ($)	Number of Warrants	Expiry Date
0.60	2,348,587	March 31, 2023
0.4868	15,603,103	February 26, 2019
0.4868	3,265,093	March 27, 2019
0.4868	871,813	March 31, 2019
0.4868	6,759,081	April 21, 2019
0.4868	3,191,037	May 27,2019
0.4868	3,117,199	June 30, 2019
0.2952	3,333,328	February 26, 2019
0.25	400,014	June 27, 2020
0.0625	9,603,842	August 14, 2022
0.0625	6,402,481	March 31, 2022
	54,895,578

The following is a summary of common share purchase warrants outstanding after the warrant offer to amend and exercise the additional warrant issue and the re-pricing of the warrants as of March 31, 2018.

Exercise Price ($)	Number of Warrants	Expiry Date
0.60	2,348,587	March 31, 2023
0.4868	15,603,103	February 26, 2019
0.4868	3,265,093	March 27, 2019
0.4868	871,813	March 31, 2019
0.4868	6,759,081	April 21, 2019
0.4868	3,191,037	May 27, 2019
0.4868	3,117,199	June 30, 2019
0.2952	3,333,328	February 26, 2019
0.25	400,014	June 27, 2020
0.0625	9,603,842	August 14, 2022
0.0625	6,402,481	March 31, 2022
	54,895,578

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]

Exercise Price ($)	Number of Warrants	Expiry Date	Expected life (years)	Risk free rate	Dividend rate	Forfeiture rate	Expected volatility	Remeasured fair value
0.6	2,348,587	31-Mar-23	5	1.59%	0%	0%	135%	116,142
0.4868	15,603,103	26-Feb-19	0.92	1.59%	0%	0%	135%	100,281
0.4868	3,265,093	27-Mar-19	1	1.59%	0%	0%	135%	24,815
0.4868	871,813	31-Mar-19	1	1.59%	0%	0%	135%	6,769
0.4868	6,759,081	21-Apr-19	1.08	1.59%	0%	0%	135%	58,358
0.4868	3,191,037	27-May-19	1.16	1.59%	0%	0%	135%	32,276
0.4868	3,117,199	30-Jun-19	1.25	1.59%	0%	0%	135%	36,116
0.2952	3,333,328	26-Feb-19	0.92	1.59%	0%	0%	135%	38,423
0.0625	9,603,842	14-Aug-22	4.38	1.59%	0%	0%	135%	593,355
0.0625	6,402,481	31-Mar-22	4	1.59%	0%	0%	135%	387,529
	54,495,564							1,394,164